Income Taxes - Earnings Before Income Taxes by Jurisdiction (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	$ 862.1	$ 2,023.2
Provision (recovery) for income taxes	44.2	408.3
Net earnings	817.9	1,614.9
Canada
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	54.7	(141.3)
Provision (recovery) for income taxes	47.4	52.9
Net earnings	7.3	(194.2)
United States
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(78.2)	543.5
Provision (recovery) for income taxes	(27.2)	420.5
Net earnings	(51.0)	123.0
UK
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	(115.4)	(72.1)
Provision (recovery) for income taxes	(24.0)	(24.6)
Net earnings	(91.4)	(47.5)
Other
Disclosure of geographical areas [line items]
Earnings (loss) before income taxes	1,001.0	1,693.1
Provision (recovery) for income taxes	48.0	(40.5)
Net earnings	$ 953.0	$ 1,733.6